CONTRACT LIABILITIES (Details Narrative) - HKD ($)		6 Months Ended
	Feb. 10, 2025	Sep. 30, 2025	Sep. 30, 2024
Notes and other explanatory information [abstract]
Management recognised the contract liabilities		$ 734,998
Performance obligations unsatisfied	$ 3,505,500	$ 427,276
Contract liabilities from customers	$ 3,505,500